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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07671
Columbia Small Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’'s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1.  Schedule of Investments

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 14.2%
Auto Components – 0.6%
	Autoliv, Inc.	47,871	2,237,490
		Auto Components Total	2,237,490
Hotels, Restaurants & Leisure – 3.8%
	Applebee’s International, Inc.	96,190	2,472,083
	Buffalo Wild Wings, Inc. (a)	91,890	3,044,316
	CBRL Group, Inc.	68,729	2,802,081
	P.F. Chang’s China Bistro, Inc. (a)	47,640	2,679,274
	Scientific Games Corp., Class A (a)	145,090	3,467,651
		Hotels, Restaurants & Leisure Total	14,465,405
Household Durables – 2.7%
	Beazer Homes USA, Inc.	10,860	1,346,640
	Tempur-Pedic International, Inc. (a)	453,400	8,791,426
		Household Durables Total	10,138,066
Internet & Catalog Retail – 0.8%
	Blue Nile, Inc. (a)	43,100	1,111,118
	PC Mall, Inc. (a)	83,100	2,019,330
		Internet & Catalog Retail Total	3,130,448
Leisure Equipment & Products – 0.6%
	Marvel Enterprises, Inc. (a)	117,300	2,161,839
		Leisure Equipment & Products Total	2,161,839
Media – 1.5%
	Entravision Communications Corp., Class A (a)	175,910	1,442,462
	Getty Images, Inc. (a)	74,212	4,322,849
		Media Total	5,765,311
Specialty Retail – 3.0%
	Aeropostale, Inc. (a)	131,120	3,736,920
	Hot Topic, Inc. (a)	55,506	908,633
	Pacific Sunwear of California, Inc. (a)	86,606	1,923,520
	PETCO Animal Supplies, Inc. (a)	125,232	4,528,389
		Specialty Retail Total	11,097,462
Textiles, Apparel & Luxury Goods – 1.2%
	Columbia Sportswear Co. (a)	51,566	2,934,105
	Quiksilver, Inc. (a)	50,500	1,497,325
		Textiles, Apparel & Luxury Goods Total	4,431,430
		CONSUMER DISCRETIONARY TOTAL	53,427,451
CONSUMER STAPLES – 1.3%
Food Products – 1.3%
	Bunge Ltd.	64,042	3,376,294

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Corn Products International, Inc.	27,450	1,493,829
		Food Products Total	4,870,123
		CONSUMER STAPLES TOTAL	4,870,123
ENERGY – 6.7%
Energy Equipment & Services – 5.8%
	Atwood Oceanics, Inc. (a)	65,800	3,449,894
	CAL Dive International, Inc. (a)	80,834	3,480,712
	Input/Output, Inc. (a)	356,046	3,122,523
	Key Energy Services, Inc. (a)	251,699	3,151,271
	National-Oilwell, Inc. (a)	164,568	5,957,362
	Precision Drilling Corp. (a)	40,305	2,641,993
		Energy Equipment & Services Total	21,803,755
Oil & Gas – 0.9%
	Quicksilver Resources, Inc. (a)	99,602	3,426,309
		Oil & Gas Total	3,426,309
		ENERGY TOTAL	25,230,064
FINANCIALS – 5.9%
Capital Markets – 1.5%
	Affiliated Managers Group, Inc. (a)	89,501	5,672,573
		Capital Markets Total	5,672,573
Commercial Banks – 1.0%
	MB Financial, Inc.	45,612	1,924,826
	Umpqua Holdings Corp.	80,001	2,045,626
		Commercial Banks Total	3,970,452
Insurance – 1.9%
	Allmerica Financial Corp. (a)	94,220	3,066,861
	ProAssurance Corp. (a)	104,307	4,073,188
		Insurance Total	7,140,049
Thrifts & Mortgage Finance – 1.5%
	Commercial Capital Bancorp, Inc.	174,600	4,165,956
	Sterling Financial Corp./Spokane (a)	34,852	1,392,338
		Thrifts & Mortgage Finance Total	5,558,294
		FINANCIALS TOTAL	22,341,368
HEALTH CARE – 19.4%
Biotechnology – 4.6%
	Alexion Pharmaceuticals, Inc. (a)	50,400	1,042,272
	Cubist Pharmaceuticals, Inc. (a)	218,400	2,620,800
	Digene Corp. (a)	110,600	2,674,640

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Eyetech Pharmaceuticals, Inc. (a)	31,700	1,278,144
	Nabi Biopharmaceuticals (a)	222,630	3,205,872
	Onyx Pharmaceuticals, Inc. (a)	89,815	2,809,413
	Rigel Pharmaceuticals, Inc. (a)	74,600	1,866,492
	United Therapeutics Corp. (a)	45,100	1,984,851
		Biotechnology Total	17,482,484
Health Care Equipment & Supplies – 3.0%
	Advanced Neuromodulation Systems, Inc. (a)	35,900	1,295,990
	ArthroCare Corp. (a)	107,611	3,257,385
	Kyphon, Inc. (a)	82,520	1,985,431
	ResMed, Inc. (a)	95,908	4,801,154
		Health Care Equipment & Supplies Total	11,339,960
Health Care Providers & Services – 8.3%
	Cerner Corp. (a)	76,038	4,008,723
	Chemed Corp.	49,690	3,082,768
	DaVita, Inc. (a)	115,470	3,835,913
	HealthExtras, Inc. (a)	158,302	2,528,083
	ICON PLC, ADR (a)	142,253	5,311,727
	IDX Systems Corp. (a)	70,596	2,479,332
	Renal Care Group, Inc. (a)	215,751	7,184,508
	United Surgical Partners International, Inc. (a)	68,672	2,710,484
		Health Care Providers & Services Total	31,141,538
Pharmaceuticals – 3.5%
	Connetics Corp. (a)	137,750	2,880,353
	MGI Pharma, Inc. (a)	160,275	4,325,822
	Nektar Therapeutics (a)	112,320	2,098,699
	Salix Pharmaceuticals Ltd. (a)	260,338	3,944,121
		Pharmaceuticals Total	13,248,995
		HEALTH CARE TOTAL	73,212,977
INDUSTRIAL – 15.9%
Aerospace & Defense – 2.0%
	United Defense Industries, Inc. (a)	165,521	7,498,101
		Aerospace & Defense Total	7,498,101
Air Freight & Logistics – 1.1%
	UTI Worldwide, Inc.	59,002	4,067,008
		Air Freight & Logistics Total	4,067,008
Commercial Services & Supplies – 4.3%
	Corporate Executive Board Co.	92,266	6,189,203
	Education Management Corp. (a)	147,974	4,903,859

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Commercial Services & Supplies – (continued)
	Huron Consulting Group, Inc. (a)	57,500	1,216,125
	Resources Connection, Inc. (a)	84,928	3,852,334
		Commercial Services & Supplies Total	16,161,521
Construction & Engineering – 1.4%
	Dycom Industries, Inc. (a)	26,200	763,468
	URS Corp.	158,925	4,774,107
		Construction & Engineering Total	5,537,575
Electrical Equipment – 0.8%
	Artesyn Technologies, Inc. (a)	62,164	591,801
	Roper Industries, Inc.	38,556	2,373,122
		Electrical Equipment Total	2,964,923
Machinery – 5.6%
	IDEX Corp.	92,280	3,691,200
	Joy Global, Inc.	123,872	5,040,352
	Kennametal, Inc.	88,988	4,565,085
	Terex Corp.	53,194	2,438,413
	Wabtec Corp.	255,120	5,247,818
		Machinery Total	20,982,868
Road & Rail – 0.7%
	Sirva, Inc. (a)	139,688	2,779,791
		Road & Rail Total	2,779,791
		INDUSTRIAL TOTAL	59,991,787
INFORMATION TECHNOLOGY – 30.1%
Communications Equipment – 8.5%
	Alvarion Ltd. (a)	189,330	2,777,471
	Avocent Corp. (a)	81,500	3,091,295
	Carrier Access Corp. (a)	332,900	3,006,087
	F5 Networks, Inc. (a)	151,005	6,500,765
	Ixia (a)	321,502	4,533,178
	NMS Communications Corp. (a)	66,700	426,080
	Packeteer, Inc. (a)	310,380	4,034,940
	Polycom, Inc. (a)	122,761	2,803,861
	SiRF Technology Holdings, Inc. (a)	392,300	4,970,441
		Communications Equipment Total	32,144,118
Electronic Equipment & Instruments – 0.9%
	Amphenol Corp., Class A (a)	53,534	1,879,579
	Benchmark Electronics, Inc. (a)	5,400	189,270
	RadiSys Corp. (a)	94,520	1,331,787
		Electronic Equipment & Instruments Total	3,400,636

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 1.5%
	Ask Jeeves, Inc. (a)	109,588	2,831,754
	Equinix, Inc. (a)	70,430	2,738,318
		Internet Software & Services Total	5,570,072
IT Services – 6.8%
	Anteon International Corp. (a)	109,430	4,051,099
	CACI International, Inc., Class A (a)	99,320	6,170,752
	Cognizant Technology Solutions Corp., Class A (a)	105,526	4,023,706
	Euronet Worldwide, Inc. (a)	152,390	3,748,794
	Global Payments, Inc.	66,516	3,669,023
	MPS Group, Inc. (a)	331,440	3,732,014
		IT Services Total	25,395,388
Semiconductors & Semiconductor Equipment – 3.4%
	Microsemi Corp.	93,300	1,660,740
	Microtune, Inc. (a)	342,145	2,046,027
	Power Integrations, Inc. (a)	203,515	4,015,351
	Silicon Laboratories, Inc. (a)	171,781	5,177,479
		Semiconductors & Semiconductor Equipment Total	12,899,597
Software – 9.0%
	Agile Software Corp. (a)	240,300	2,008,908
	Altiris, Inc. (a)	130,628	3,657,584
	Citrix Systems, Inc. (a)	133,454	3,150,849
	Embarcadero Technologies, Inc. (a)	400,634	3,541,605
	Epicor Software Corp. (a)	200,600	3,163,462
	Hyperion Solutions Corp. (a)	48,701	2,182,292
	Macromedia, Inc. (a)	206,490	5,891,160
	Manhattan Associates, Inc. (a)	143,653	3,490,768
	Parametric Technology Corp. (a)	614,530	3,595,000
	Quest Software, Inc. (a)	210,380	3,256,682
		Software Total	33,938,310
		INFORMATION TECHNOLOGY TOTAL	113,348,121
MATERIALS – 4.4%
Chemicals – 1.7%
	Airgas, Inc.	123,514	3,283,002
	OM Group, Inc. (a)	97,082	2,984,301
		Chemicals Total	6,267,303
Metals & Mining – 2.7%
	Allegheny Technologies, Inc.	146,432	3,221,504
	Arch Coal, Inc.	62,537	2,388,914
	Century Aluminum Co. (a)	82,050	2,102,121

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Steel Dynamics, Inc.	61,840	2,506,375
		Metals & Mining Total	10,218,914
		MATERIALS TOTAL	16,486,217
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.5%
	PTEK Holdings, Inc. (a)	180,680	1,902,560
		Diversified Telecommunication Services Total	1,902,560
Wireless Telecommunication Services – 1.2%
	Millicom International Cellular SA (a)	149,654	3,316,333
	SBA Communications Corp., Class A (a)	117,667	1,129,603
		Wireless Telecommunication Services Total	4,445,936
		TELECOMMUNICATION SERVICES TOTAL	6,348,496

	Total Common Stocks (cost of $317,574,690)		375,256,604

	Total Investments – 99.6% (cost of $317,574,690)(b)(c)		375,256,604

	Other Assets & Liabilities, Net – 0.4%		1,379,756

	Net Assets – 100.0%		376,636,360

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $317,574,690.

(c)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$66,946,954	$(9,265,040)	$57,681,914

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Small Cap Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005